Disclosure of detailed information about estimated useful life or depreciation rate (Details)	12 Months Ended
Dec. 31, 2017
Building [Member]
Statement [Line Items]
Useful lives or depreciation rates, property, plant and equipment	4%
Leasehold improvements [Member]
Statement [Line Items]
Useful lives or depreciation rates, property, plant and equipment	5 year straight-line
Production equipment [Member]
Statement [Line Items]
Useful lives or depreciation rates, property, plant and equipment	20%
Vehicles [Member]
Statement [Line Items]
Useful lives or depreciation rates, property, plant and equipment	30%